RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments, at fair value	$ 375,447,055	$ 338,375,101
Notes receivable from participants	$ 5,237,113	$ 4,847,656
Eastern Bankshares, Inc. common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, investment, number of shares (in shares)	2,452,230	2,754,198
Total investments, at fair value	$ 45,194,604	$ 47,509,917